Consolidated Statements of Shareholders' Equity (Parentheticals) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisition of treasury stock, shares (in shares)	4,683,950	5,018,600	17,192,650